UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 91.8%
Austria 1.3%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (Cost $3,088,846)		3,000,000	3,089,100
Bahrain 1.1%
Kingdom of Bahrain, 144A, 6.0%, 9/19/2044 (Cost $2,550,000)		2,550,000	2,473,500
Barbados 0.7%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $1,573,616)		1,500,000	1,543,125
Belarus 0.7%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $1,747,043)		1,750,000	1,617,140
Bermuda 3.9%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		3,000,000	2,919,000
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		2,750,000	1,989,983
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		2,000,000	2,100,000
Noble Group Ltd., REG S, 6.0%, 6/24/2049		2,000,000	1,888,400

(Cost $10,288,965)			8,897,383
Brazil 2.5%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		2,000,000	1,739,400
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,200,000	1,479,176
Federative Republic of Brazil, 4.25%, 1/7/2025		1,500,000	1,496,250
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		2,000,000	1,050,000

(Cost $10,250,839)			5,764,826
British Virgin Islands 1.3%
GTL Trade Finance, Inc., 144A, 7.25%, 4/16/2044 (Cost $3,119,029)		3,000,000	2,879,100
Canada 1.8%
Pacific Rubiales Energy Corp.:
144A, 5.375%, 1/26/2019 (b)		1,500,000	986,250
144A, 7.25%, 12/12/2021 (b)		4,775,000	3,103,750

(Cost $5,135,415)			4,090,000
Cayman Islands 6.2%
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		2,000,000	2,184,256
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		1,000,000	1,053,750
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,000,000	3,051,563
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018 (b)		2,000,000	1,470,000
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		500,000	466,875
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		2,887,200	1,963,296
144A, 6.75%, 10/1/2022		2,827,500	2,027,317
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		750,000	858,750
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		2,248,333	1,326,517

(Cost $17,834,338)			14,402,324
Chile 1.6%
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		2,000,000	2,013,600
Republic of Chile, 3.125%, 3/27/2025 (b)		1,625,000	1,690,000

(Cost $3,586,883)			3,703,600
China 1.7%
Bank of China Ltd., 144A, 5.0%, 11/13/2024		2,300,000	2,444,320
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		1,500,000	1,547,223

(Cost $3,788,949)			3,991,543
Colombia 0.9%
Ecopetrol SA, 5.875%, 5/28/2045		1,000,000	960,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,000,000	1,061,200

(Cost $2,101,818)			2,021,200
Croatia 2.3%
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		2,000,000	2,078,940
Republic of Croatia, 144A, 6.75%, 11/5/2019		3,000,000	3,309,360

(Cost $5,362,432)			5,388,300
Dominican Republic 0.7%
Dominican Republic, 144A, 6.85%, 1/27/2045 (Cost $1,700,000)		1,700,000	1,717,000
El Salvador 1.6%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		1,250,000	1,281,250
144A, 7.65%, 6/15/2035		1,600,000	1,734,000
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		594,000	611,820

(Cost $3,558,355)			3,627,070
Hungary 1.9%
Republic of Hungary:
4.0%, 3/25/2019		3,000,000	3,150,000
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,278,895

(Cost $4,454,899)			4,428,895
India 0.9%
Bank of Baroda, 144A, 4.875%, 7/23/2019 (Cost $1,995,140)		2,000,000	2,166,946
Indonesia 8.8%
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		1,550,000	1,639,125
144A, 5.625%, 5/20/2043 (b)		3,500,000	3,456,250
144A, 6.0%, 5/3/2042 (b)		3,000,000	3,067,500
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		2,000,000	1,895,000
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.35%, 9/10/2024		1,500,000	1,531,875
Republic of Indonesia:
144A, 4.625%, 4/15/2043		6,000,000	5,895,000
144A, 5.125%, 1/15/2045		2,550,000	2,703,000

(Cost $18,490,061)			20,187,750
Israel 1.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $3,023,332)		3,000,000	2,999,877
Kazakhstan 1.3%
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,000,000	1,009,000
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		2,000,000	2,043,000

(Cost $3,138,935)			3,052,000
Luxembourg 7.8%
Evraz Group SA, 144A, 6.75%, 4/27/2018		5,000,000	4,000,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		2,200,000	2,062,500
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		2,750,000	2,646,875
144A, 12.25%, 2/10/2022		3,000,000	3,327,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,800,000	1,937,600
Petrobras International Finance Co. SA, 5.75%, 1/20/2020		3,500,000	3,245,865
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,618,000	739,750

(Cost $21,157,796)			17,959,590
Mauritius 0.9%
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (Cost $1,980,000)		2,000,000	2,020,000
Mexico 16.4%
America Movil SAB de CV, 6.45%, 12/5/2022	MXN	28,000,000	1,861,997
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		1,000,000	1,027,500
144A, 6.008%, 5/17/2022		1,000,000	1,035,000
144A, 6.75%, 9/30/2022		2,800,000	3,165,064
Cemex SAB de CV:
144A, 6.5%, 12/10/2019		1,000,000	1,010,000
144A, 7.25%, 1/15/2021		5,000,000	5,162,500
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		2,000,000	2,000,000
Elementia SAB de CV, 144A, 5.5%, 1/15/2025		3,000,000	2,868,750
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		3,000,000	2,103,750
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		870,000	874,350
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		3,000,000	2,905,500
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		2,900,000	2,964,670
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		1,000,000	1,015,000
United Mexican States:
4.6%, 1/23/2046		3,300,000	3,522,750
Series M, 4.75%, 6/14/2018	MXN	33,800,000	2,289,033
Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,711,976
Series M 20, 8.5%, 5/31/2029	MXN	16,900,000	1,445,111

(Cost $40,226,245)			37,962,951
Morocco 0.6%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,259,950
Netherlands 3.5%
Bharti Airtel International Netherlands BV:
144A, 5.125%, 3/11/2023		2,000,000	2,209,200
144A, 5.35%, 5/20/2024		2,000,000	2,256,940
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		3,750,000	3,616,875

(Cost $8,106,963)			8,083,015
Panama 0.9%
Avianca Holdings SA, 144A, 8.375%, 5/10/2020		466,000	470,660
Republic of Panama, 4.0%, 9/22/2024		1,530,000	1,610,325

(Cost $2,012,383)			2,080,985
Paraguay 1.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,020,000
Republic of Paraguay:
144A, 4.625%, 1/25/2023 (b)		500,000	515,625
144A, 6.1%, 8/11/2044		1,200,000	1,318,500

(Cost $2,788,644)			2,854,125
Peru 0.8%
Maestro Peru SA, 144A, 6.75%, 9/26/2019 (Cost $1,891,841)		1,750,000	1,863,750
Philippines 0.6%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,067,641)		1,000,000	1,460,000
Singapore 0.9%
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018 (Cost $1,987,500)		2,000,000	1,990,000
Slovenia 0.5%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $1,087,330)		1,000,000	1,155,000
South Africa 1.0%
Republic of South Africa, 5.875%, 9/16/2025 (Cost $2,260,919)		2,000,000	2,320,000
Sri Lanka 2.4%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	986,150
144A, 8.875%, 9/18/2018		1,530,000	1,686,825
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		2,800,000	2,842,000

(Cost $5,507,847)			5,514,975
Tunisia 1.3%
Banque Centrale de Tunisie SA, 144A, 5.75%, 1/30/2025 (Cost $2,872,885)		2,900,000	2,943,500
Turkey 6.3%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	2,000,000
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		3,000,000	3,202,530
Republic of Turkey:
4.875%, 4/16/2043		3,100,000	3,243,065
7.0%, 9/26/2016		2,200,000	2,389,750
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,800,000	1,764,000
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		2,000,000	1,918,200

(Cost $14,063,407)			14,517,545
United Arab Emirates 0.4%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $864,239)		750,000	877,500
United Kingdom 1.3%
Afren PLC, 144A, 10.25%, 4/8/2019		2,609,000	887,060
DTEK Finance PLC, 144A, 7.875%, 4/4/2018		1,000,000	400,762
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (b)		2,000,000	1,810,000

(Cost $5,793,337)			3,097,822
United States 0.2%
U.S. Treasury Note, 1.0%, 8/31/2016 (Cost $504,889)		500,000	505,000
Venezuela 2.2%
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021 (b) (Cost $12,334,417)		14,600,000	5,130,805
Vietnam 0.1%
Republic of Vietnam, 144A, 4.8%, 11/19/2024 (Cost $300,000)		300,000	315,750

Total Bonds (Cost $234,972,701)			211,952,942

		Shares	Value ($)
Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $13,928,720)		13,928,720	13,928,720
Cash Equivalents 3.1%
Central Cash Management Fund, 0.06% (c) (Cost $7,092,324)		7,092,324	7,092,324

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $255,993,745) †		100.9	232,973,986
Other Assets and Liabilities, Net		(0.9)	(2,112,715)

Net Assets		100.0	230,861,271

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,767,977	0

*	Non-income producing security.
†
The cost for federal income tax purposes was $256,157,941.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $23,183,955.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,632,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,816,810.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $13,403,842, which is 5.8% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

ZAR	4,950,000	USD	429,785	2/10/2015	5,182	UBS AG
RUB	321,056	USD	4,988	2/17/2015	364	Barclays Bank PLC
RUB	1,579,684	USD	24,540	2/17/2015	1,815	UBS AG
GBP	2,139,210	USD	3,349,179	3/23/2015	128,138	Morgan Stanley
MXN	55,400,000	USD	3,746,072	3/31/2015	63,193	JPMorgan Chase Securities, Inc.
EUR	1,070,000	USD	1,268,090	4/13/2015	58,248	Societe Generale
Total unrealized appreciation					256,940

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	426,621	ZAR	4,950,000	2/10/2015	(2,019)	Citigroup, Inc.
USD	4,806	RUB	321,056	2/17/2015	(183)	Barclays Bank PLC
USD	23,648	RUB	1,579,684	2/17/2015	(922)	UBS AG
USD	1,149,682	INR	72,200,000	4/22/2015	(3,039)	Commonwealth Bank of Australia
Total unrealized depreciation					(6,163)

Currency Abbreviations

BRL	Brazilian Real	MXN	Mexican Peso
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
INR	Indian Rupee

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$211,952,942	$0	$211,952,942
Short-Term Investments (e)	21,021,044	$—	—	21,021,044
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	256,940	—	256,940

Total	$21,021,044	$212,209,882	$0	$233,230,926

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(6,163)	$—	$(6,163)

Total	$—	$(6,163)	$—	$(6,163)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31,2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$250,777

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015